UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

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                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2009

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL
-------------------                         ------------   ------------   -------------
Davidson Kempner Partners                   $ 40,543,694   $ 48,456,675       14.16%
Farallon Capital Offshore Investors, Inc.     53,172,893     40,364,884       11.80
FFIP, L.P.                                    46,630,000     49,210,211       14.38
GMO Mean Reversion Fund                       40,692,369     34,723,908       10.15
HBK Fund L.P.(2)                              25,338,742     19,642,588        5.74
Ishin Fund, LLC                               35,361,920     28,338,600        8.28
Lazard Emerging Income, L.P.                  11,961,171     13,149,547        3.84
Oceanwood Global Opportunities Fund L.P.      55,000,000     43,654,720       12.76
Parsec Trading Corp.                          42,555,466     27,671,060        8.09
Pequot Short Credit Fund, L.P.(1)              3,729,310      2,033,570        0.60
Sowood Alpha Fund, L.P.(1)                     3,453,269      1,689,839        0.49
                                            ------------   ------------       -----
   Total                                    $358,438,834   $308,935,602       90.29%
                                            ============   ============       =====

(1)  Portfolio Fund in liquidation.

(2) Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $398,438,224. Net unrealized depreciation on investments for tax purposes was $89,502,622 consisting of $837,212 of gross unrealized appreciation and $90,339,834 of gross unrealized depreciation.

Percentages are based on Members' Capital of $342,160,395. The investments in portfolio funds shown above, representing 90.29% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                 % OF MEMBERS'
PORTFOLIO FUND NAME                    COST           VALUE         CAPITAL
-------------------                ------------   ------------   -------------
Anchorage Capital Partners, L.P.   $ 45,000,000   $ 42,355,303        13.20%
Aurelius Capital Partners, L.P.      55,500,000     54,432,266        16.97
King Street Capital, L.P.            51,050,000     65,024,100        20.27
One East Partners, L.P.               9,839,021      4,215,021         1.31
Silver Point Capital Fund, L.P.      51,100,000     41,037,135        12.79
Watershed Capital Partners, L.P.     11,050,000      9,696,991         3.02
                                   ------------   ------------        -----
    Total                          $223,539,021   $216,760,816        67.56%
                                   ============   ============        =====

The aggregate cost of investments for tax purposes was $242,280,450. Net unrealized depreciation on investments for tax purposes was $25,519,634 consisting of $9,316,189 of gross unrealized appreciation and $34,835,823 of gross unrealized depreciation.

Percentages are based on Members' Capital of $320,859,268. The investments in portfolio funds shown above, representing 67.56% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)

                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                           COST           VALUE         CAPITAL
-------------------                       ------------   ------------   -------------
Bay Pond Partners, L.P.                   $ 23,626,705   $ 48,027,574       6.18%
Bay Resource Partners, L.P.                 28,094,709     33,812,000       4.35
Bay II Resource Partners, L.P.              13,000,000     10,966,000       1.41
Bravura 99 Fund, L.P.                       37,022,436     33,421,835       4.30
Cadian Fund LP                              45,000,000     45,511,730       5.85
Cadmus Capital Partners (QP), L.P.(1)        4,542,459      2,564,198       0.33
Cantillon World, L.P.                       71,324,400     63,806,023       8.20
Conatus Capital Partners LP                 37,500,000     34,481,947       4.43
Copper River Partners, L.P.(1)              20,268,045      9,434,820       1.21
The Elkhorn Fund, LLC                       67,854,685     58,456,983       7.52
Highside Capital Partners, L.P.             31,063,150     35,975,426       4.62
Icarus Qualified Partners, L.P.             26,000,000     45,140,242       5.80
Joho Partners, L.P.                         20,000,000     20,074,371       2.58
Millgate Partners II, L.P.                  37,000,000     37,478,352       4.82
North River Partners, L.P.                  45,650,000     55,637,450       7.15
ValueAct Capital Partners III, L.P.(1)      16,338,189      4,583,363       0.59
Viking Global Equities, L.P.                48,460,934     82,103,769      10.55
Woodbourne Daybreak Global Fund L.P.(1)     28,864,721      9,201,981       1.18
                                          ------------   ------------      -----
   Total                                  $601,610,433   $630,678,064      81.07%
                                          ============   ============      =====

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $684,315,697. Net unrealized depreciation on investments for tax purposes was $53,637,633 consisting of $58,867,721 of gross unrealized appreciation and $112,505,354 of gross unrealized depreciation.

Percentages are based on Members' Capital of $777,942,422. The investments in portfolio funds shown above, representing 81.07% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2009
                                   (unaudited)


                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                        COST          VALUE        CAPITAL
-------------------                                    -----------   -----------   -------------

Davidson Kempner Healthcare Fund L.P.(1)               $   735,706   $    97,234        0.08%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.    21,500,000    23,306,910       18.88
Joho Partners, L.P.                                     19,000,000    24,789,223       20.08
Pequot Short Credit Fund, L.P.(1)                          195,212     1,103,667        0.89
Samlyn Partners, L.P.                                    7,000,000     7,468,827        6.05
Sansar Capital, L.P.                                    10,315,420     6,183,590        5.01
Sansar Capital Holdings, Ltd.                              703,762       744,768        0.60
Sheffield Institutional Partners, L.P.                   6,408,749     6,191,945        5.01
Spindrift Partners, L.P.                                18,000,000    13,945,534       11.29
                                                       -----------   -----------       -----
   Total                                               $83,858,849   $83,831,698       67.89%
                                                       ===========   ===========       =====


(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $95,782,036. Net unrealized depreciation on investments for tax purposes was $11,950,338 consisting of $5,781,208 of gross unrealized appreciation and $17,731,546 of gross unrealized depreciation.

Percentages are based on Members' Capital of $123,478,706. The investments in portfolio funds shown above, representing 67.89% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FAS 157 are as follows:

     - Level 1 -- Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     -    Level 3 -- Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Investment Manager generally uses the capital balance reported by a Portfolio Fund as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities.

An individual Portfolio Fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Portfolio Funds classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All of the Funds' investments in Portfolio Funds have been classified within Level 3, and the Funds generally do not hold any investments that could be classified as Level 1 or Level 2, as observable prices for investments in Portfolio Funds are typically not available.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of April 30, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $308,935,602   $308,935,602
                                   ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $216,760,816   $216,760,816
                                   ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $630,678,064   $630,678,064
                                   ===       ===     ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--      $83,831,698    $83,831,698
                                   ===       ===      ===========    ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                AETOS CAPITAL
                                                      AETOS CAPITAL         AETOS CAPITAL        LONG/SHORT     AETOS CAPITAL
                                                     MULTI-STRATEGY     DISTRESSED INVESTMENT    STRATEGIES     OPPORTUNITIES
                                                  ARBITRAGE FUND, LLC    STRATEGIES FUND, LLC     FUND, LLC       FUND, LLC
                                                  -------------------   ---------------------   -------------   -------------
Beginning Balance as of 1/31/09                      $311,411,619           $201,571,304        $619,393,827     $92,107,880
Realized gain/(loss)                                   (2,782,277)            (1,290,673)        (17,020,483)     (2,737,853)
Change in unrealized appreciation/(depreciation)        5,165,037              2,472,124             503,850      (1,441,301)
Net purchase/sales                                     (4,858,777)            14,008,061          27,800,870      (4,097,028)
Net transfers in and/or out of Level 3                         --                     --                  --              --
                                                     ------------           ------------        ------------     -----------
ENDING BALANCE AS OF 4/30/09                         $308,935,602           $216,760,816        $630,678,064     $83,831,698
                                                     ============           ============        ============     ===========

The changes in net unrealized depreciation of investments in Portfolio Funds held by the Funds at April 30, 2009 were as follows:

                                                                                                AETOS CAPITAL
                                                      AETOS CAPITAL         AETOS CAPITAL        LONG/SHORT     AETOS CAPITAL
                                                     MULTI-STRATEGY     DISTRESSED INVESTMENT    STRATEGIES     OPPORTUNITIES
                                                  ARBITRAGE FUND, LLC    STRATEGIES FUND, LLC     FUND, LLC       FUND, LLC
                                                  -------------------   ---------------------   -------------   -------------
Change in unrealized appreciation/(depreciation)       $2,684,890             $1,137,113        $(15,798,112)   $(4,038,894)
                                                       ==========             ==========        ============    ===========

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Aetos Capital Long/Short Strategies
                                         Fund, LLC


By (Signature and Title)*                /s/ Michael F. Klein
                                         ---------------------------------------
                                         Michael F. Klein, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Michael F. Klein
                                         ---------------------------------------
                                         Michael F. Klein, President

Date: June 17, 2009


By (Signature and Title)*                /s/ Scott D. Sawyer
                                         ---------------------------------------
                                         Scott D. Sawyer, Treasurer

Date: June 17, 2009

* Print the name and title of each signing officer under his or her signature.